SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Marketable securities:
Other-than-temporary impairments recorded	$ 0	$ 0
Impairment charges	3,763
Goodwill	3,479	8,298	3,479
Impairment loss	4,819	6,288
Total technology impairment loss	3,763
Severance pay:
Severance expense	$ 116	88
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Revenue recognition
Number of major sources for revenues | item	3
Capitalized development costs
Total capitalized development costs	$ 380	411
Basic and diluted net earnings per share:
Options included in calculation of diluted net earnings per Ordinary Share | shares	0
Derivatives instruments:
Call and put option contracts	$ 8,200	4,200	3,350
Income (expense) on derivatives	6	$ (7)	$ (79)
Value of call and put option contracts	1,950
Video Advertising [Member]
Marketable securities:
Goodwill	$ 4,819
Projected cash flows, period	4 years
Discount rate	16.90%
Impairment loss	$ 4,819
Enterprise [Member]
Marketable securities:
Projected cash flows, period	5 years
Discount rate	18.50%